Business Combinations - Sales and Net Earnings (Details) - Decision Resources Group Acquisition $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Revenues, net	$ 17,044
Net loss attributable to the Company's stockholders	(606)
Deferred revenue haircut	$ 1,534